Offerings	Oct. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share, of NeoCryo Inc ("PubCo") issuable to holders of BPAC Class A and Class B ordinary shares in the Reincorporation Merger
Amount Registered | shares	7,384,750
Proposed Maximum Offering Price per Unit	10.24
Maximum Aggregate Offering Price	$ 75,619,840.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,578.93
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents the PubCo ordinary shares to be issued in exchange for (i) 5,947,250 BPAC Class A ordinary shares outstanding (comprising 5,750,000 public shares and 197,250 Class A ordinary shares underlying the Private Placement Units) and (ii) 1,437,500 BPAC Class B ordinary shares, which will automatically convert into BPAC Class A ordinary shares, in each case on a one-for-one basis in the Reincorporation Merger. Assumes no redemptions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, based on the average of the high and low prices of BPAC Class A ordinary shares (Nasdaq: “BPAC”) on October 26, 2026 (a date within five business days prior to the date of this filing).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights of PubCo, each entitling the holder to receive one-sixth (1/6) of one PubCo ordinary share, issuable to holders of BPAC Rights in the Reincorporation Merger
Amount Registered | shares	5,947,250
Proposed Maximum Offering Price per Unit	0.11
Maximum Aggregate Offering Price	$ 654,197.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 56.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents 5,947,250 PubCo Rights to be issued in exchange for (i) 5,750,000 public BPAC Rights and (ii) 197,250 BPAC Rights underlying the Private Placement Units, on a one-for-one basis in the Reincorporation Merger.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, based on the average of the high and low prices of BPAC Rights (Nasdaq: “BPACR”) on October 26, 2026 (a date within five business days prior to the date of this filing).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	PubCo ordinary shares issuable upon conversion of the PubCo Rights
Amount Registered | shares	991,208
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents 991,208 PubCo ordinary shares issuable upon the automatic conversion of the PubCo Rights at the consummation of the Business Combination (958,333 shares in respect of public rights and 32,875 shares in respect of private placement rights). Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required because no additional consideration will be received upon conversion of the PubCo Rights.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	PubCo ordinary shares issuable to SINGAUTO shareholders in the Acquisition Merger
Amount Registered | shares	120,000,000
Maximum Aggregate Offering Price	$ 25,717,370.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,237.41
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents the 120,000,000 PubCo ordinary shares to be issued to the shareholders of SINGAUTO Inc. as aggregate merger consideration in the Acquisition Merger.

Pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum aggregate offering price is based on the book value of the SINGAUTO securities to be received and cancelled by PubCo in the Acquisition Merger, computed as of the latest practicable date prior to filing. SINGAUTO had total shareholders’ equity of $25,717,370 as of March 31, 2026.